DERIVATIVE INSTRUMENTS (Balance Sheets) (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Instruments	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Instruments	Dec. 31, 2018 USD ($) Instruments	Dec. 31, 2017 USD ($)
Interest rate caps
Unrealized loss on derivatives			$ 100	$ 100	$ 100
Foreign currency collars
Gain (loss) recognized on derivatives	$ 9,000	$ 3,000	4,200	8,700	(11,300)
Foreign currency transaction gain (loss)	6,000	$ (5,800)	$ (16,700)	(18,800)	$ 26,600
Not Designated as Hedging Instrument | Interest rate caps
Number of Instruments | Instruments			3
Not Designated as Hedging Instrument | Interest rate caps | Prepaid Expenses and Other Current Assets
Derivative Asset	$ 26		$ 12	$ 34
Number of Instruments | Instruments	3		3	2
Not Designated as Hedging Instrument | Foreign currency collars
Number of Instruments | Instruments			1	0
Not Designated as Hedging Instrument | Foreign currency collars | Other Liabilities
Derivative Liability			$ (179)	$ (4,393)
Number of Instruments | Instruments	2		1	1
Not Designated as Hedging Instrument | Foreign currency collars | Prepaid Expenses and Other Assets Other Liabilities
Derivative Asset	$ 8,818
Derivative Liability			$ (179)